Personnel expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Personnel expenses

39.	Personnel expenses

a) Breakdown

The breakdown of the “Personnel Expenses” line item is presented below:

Thousand of Reais	2025	2024	2023

Wages and salaries	7,241,613	7,087,141	6,640,403
Social security costs	1,712,591	1,692,382	1,654,056
Benefits	1,771,477	1,753,478	1,659,195
Defined benefit pension plans (note 21)	5,841	6,280	3,867
Contributions to defined contribution pension plans	240,368	215,685	180,926
Share-based compensation	211,800	294,088	163,695
Training	66,584	68,043	61,686
Other personnel expenses	449,072	480,899	450,098
Total	11,699,346	11,597,996	10,813,926

b) Stock-based compensation

Banco Santander maintains long-term incentive programs linked to the performance of its instruments, both in Brazil (SANB11) and globally. The plans aim to align the interests of executives and shareholders, promoting a focus on the sustainability of market value and the creation of long-term value. Eligible members include members of the Executive Board and other executives nominated by the Board of Directors, considering criteria of seniority and strategic impact. Board members only participate if they hold positions on the Executive Board.

b.1) Local and Global Program

					01/01 to			01/01 to			01/01 to
Program	Liquidity Type	Vesting Period	Period of Exercise		12/31/2025			12/31/2024			12/31/2023
		07/2019 to 06/2022	2024	R$	-	(1)	R$	—	(1)	R$	292,537	SANB 11 (2)
		09/2020 to 09/2022	2024		-	(1)		—	(1)		217,291	(2)
		01/2021 to 10/2024	2024	-	-	(1)	R$	—	(1)	R$	18,270,000	(1)
		01/2023 to 12/2026	2025 and 2026		1,375,000	(1)		750,000	(1)		750,000	(1)
		01/2024 to 12/2027	2026, 2027 and 2028	R$	350,000	(2)	R$	1,100,000	(2)	R$	—	(2)
		01/2021 to 10/2024	2024	-	-	(1)		—	(1)	R$	—	(1)
	Santander Brasil Bank Shares	01/2025 to 12/2028	2026 and 2029		2,500,000	(2)		—	(2)		—	(2)
Local		01/2022 to 12/2025	2025		-	SANB11 (3)		118,363	SANB11 (3)		118,363	SANB11 (3)
		01/2023 to 12/2026	2026	-	11,820	SANB11 (4)	R$	20,263	SANB11 (4)	R$	15,637	SANB11 (4)
		01/2025 to 12/2028	2027 and 2028		143,024	SANB 11			SANB 11			SANB 11
		2023	EUR 367		—	Global Actions (5)		—	Global Actions (5)		80,412	Global Actions (5)
		2023, with limit for options' exercise until 2030	—		385,956	Options on Global Stocks (5)		420,394	Options on Global Stocks (5)		420,394	Options on Global Stocks (5)
		02/2024	EUR 2,685		—	Global Actions (6)		117,601	Global Actions (6)		117,601	Global Actions (6)
		02/2024, with a limit for exercising the options until 02/2029	—		105,534	Global Stock Options (6)		183,840	Global Stock Options (6)		350,839	Global Stock Options (6)
Global	Santander Spain Shares and Options	2025	EUR 3,104		95,786	Global Actions (6)		95,786	Global Actions (6)		95,786	Global Actions (6)
		2025, with a limit for exercising the options until 2030	—		22,989	Global Stock Options (6)		367,827	Global Stock Options (6)		367,827	Global Stock Options (6)
		2026	EUR 3,088		175,476	Global Actions (6)		175,476	Global Actions (6)		199,680	Global Actions (6)
		2026, with a limit for exercising the options until 2033	—		472,469	Global Stock Options (6)		472,469	Global Stock Options (6)		537,637	Global Stock Options (6)
		2027	EUR 6,395		8,528	Global Actions (6)		8,528	Global Actions (6)		9,095,000	Global Actions (6)
		2027, with a limit for exercising the options until 2032	—		80,476	Global Stock Options (6)		80,476	Global Stock Options (6)		—	Global Stock Options (6)
		2028	EUR 7,142		2,411	Global Actions (6)		2,411	Global Actions (6)		—	Global Actions (6)

2028, with a limit for exercising the options until 2033	—		9,888	Global Stock Options (6)		9,888	Global Stock Options (6)		—	Global Stock Options (6)
2029	EUR 5,414		5,340	Global Actions (6)			Global Actions (6)			Global Actions (6)
12/2024, with payment in 2025	—		—	SANB11 (7)		50,419	SANB11 (7)		—	SANB11 (7)
12/2025, with payment in 2026	—		52,037	SANB11 (8)		70,346	SANB11 (8)		—	SANB11 (8)
		R$	4,225,000	(1) (2)	R$	1,850,000	(1)	R$	19,020,000	(1) (2)
Balance of Plans on December 31, 2025						—	SAN Actions Op. (4)
			206,881	SANB11		259,391	SANB11		643,828	SANB11
						—	SAN Actions Op. (4)
			287,541	Global Actions (5) (6)		399,802	Global Actions (5) (6)		1,139,060	Global Actions (5) (6)
			1,077,312	Global stock options (5) (6)		1,114,530	Global stock options (5) (6)		106,147	Global stock options (5) (6)
(1)	Target of the plan in Reais, payment in SANB11 shares according to the achievement of the plan's performance indicators at the end of the vesting period, based on the price of the last 15 shares of the month immediately preceding the payment..
(2)	Target of the plan in Reais, to be converted into SANB11 shares according to the achievement of the plan's performance indicators at the end of the vesting period, based on the price of the last 50 trading days of the month immediately preceding the payment month.
(3)	Long-Term Incentive Plans completed, with 142,335 shares increased by dividends paid throughout 2025.
(4)	Plan with a write-off of 8,443 shares due to loss of rights.
(5)	Plan completed with 100% achievement. Part equivalent to 80,412 global shares was paid in cash in Mar/2024 (after the lockup) and 78,841 shares were cancelled. The options may be exercised until the end of the exercise period in 2030, and at the moment we have cancelled 412,175 options.
(6)	Target of the plan in Global stock and stock options, to be paid in cash at the end of the vesting period, as the plan's performance indicators are met.
(7)	Plan completed with final achievement of 75%. Delivery of 31,844 gross shares in May/2025, according to criteria established in the plan contract. And write-off of 18,575 shares due to loss of rights.
(8)	Dismissal of 18,309 shares due to loss of rights.

Global ILP (Long Term Incentive) Plans)

Currently, we have active global plans launched between 2019 and 2024, targeting global stocks and options, whose design includes:

•	Clear definition of performance metrics (financial and non-financial);
•	Multi-year deferral, ensuring a focus on sustainable results;
•	Settlement in assets or financial equivalents, in accordance with malus and clawback rules.

This structure aligns with international best practices in compensation governance, reinforcing transparency and capital discipline.

Pricing Model

The measurement of the plans is based on the Local Volatility (Dupire) model, adjusted to incorporate uncertainties in dividends, offering greater accuracy in the fair value estimate. The main parameters considered include:

•	Weighted average share price;
•	Exercise price;
•	Implied and expected volatility;
•	Risk-free interest rate;
•	Dividend projection.

The options have expiration dates up to 2033, and the exercise price corresponds to the market value on the exercise date, conditional upon achieving the established targets.

Local ILP Plans (Long-Term Incentive)

Local long-term incentive plans may be granted in accordance with the strategy of new companies in the group or specific businesses, generally with a vesting period of 3 (three) years.

Each plan has a specific contract, and its calculation and payment must be approved by the established governance body, observing local and global regulatory resolutions.

The reference value for each participant will be converted into SANB11 shares, typically based on the price of the last 50 trading sessions of the month immediately preceding the plan payment.

At the end of the vesting period, payment, whether for the resulting shares in the case of local plans or the equivalent value of the shares/options in the case of global plans, is made with a restriction of 1 (one) year, and this payment is also subject to the application of Malus/Clawback clauses, which may reduce or cancel the shares to be delivered in cases of non-compliance with internal rules and exposure to excessive risks, or in cases of material failure to comply with the requirements for financial reporting, in accordance with Section 10D of the Securities Exchange Act (SEC), applicable to companies with shares listed on the NYSE.

Impact on Results

The impacts on results are recognized in the Personnel Expenses line item, as detailed below:

			Consolidated
		01/01 to	01/01 to	01/01 to
		12/31/2025	12/31/2024	12/31/2023
Program	Settlement Type
Local	Santander Actions (Brazil)	8,407	6,178	17,097
Global	Santander Spain shares and stock options	5,971	6,953	6,380

b.2) Stock-Based Variable Compensation

The long-term incentive plan (deferral) sets forth the criteria for the disbursement of future deferred portions of variable compensation, taking into account sustainable financial foundations over the long term. This includes the possibility of applying reductions or cancellations in response to the risks undertaken and the fluctuations in the cost of capital.

The variable compensation plan, which is linked to Banco Santander shares, is divided into 2 programs: (i) Identified Group and (ii) Other Employees. The impacts on results are recognized in the Personnel Expenses line item, as detailed below:

			01/01 to	01/01 to	01/01 to
Program	Participant	Liquidity Type	12/31/2025	12/31/2024	12/31/2023
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% and instruments	225,202	139,470	156,962
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% and instruments	187,831	170,949	223,562